PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions	Breakdown of provisions
The movements in provisions are presented below:

Description	Return of aircraft and engines (a)	Tax, civil and other risks	Post -employment benefit	Total

At December 31, 2023	2,573,170	557,773	9,910	3,140,853

Movements	503,080	85,889	154	589,123
Write-offs	(77,086)	(346,047)	—	(423,133)
Interest incurred	151,153	(75,136)	972	76,989
Effect of plan experience	—	—	(2,811)	(2,811)
Foreign currency exchange	798,015	—	—	798,015

At December 31, 2024	3,948,332	222,479	8,225	4,179,036

Movements	(2,134,403)	594,898	153	(1,539,352)
Write-offs	(39,818)	(565,204)	(119)	(605,141)
Interest incurred	181,428	5,003	941	187,372
Effect of plan experience	—	—	1,014	1,014
Foreign currency exchange	(448,254)	—	—	(448,254)

At December 31, 2025	1,507,285	257,176	10,214	1,774,675

(a)Nominal discount rate 17.9% p.a. (10.8% p.a on December 31, 2024).

Schedule of Estimates of Probable and Possible Losses
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2025	2024	2025	2024

Tax	91,463	78,936	333,551	89,826
Civil	109,868	76,608	331,275	126,818
Labor	55,845	66,935	257,675	194,234
	257,176	222,479	922,501	410,878

Schedule of Assumptions Used to Calculate Post-Employment Benefits
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2025	2024

Nominal discount rate p.a.	11.5%	11.8%
Actual discount rate p.a.	7.2%	7.4%
Estimated inflation rate in the long term p.a.	4.1%	4.1%
HCCTR – Average nominal inflation rate p.a.	7.2%	7.2%
HCCTR – Actual nominal inflation rate p.a.	3.0%	3.0%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%